Consolidated Interim Statements of Income and Loss (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses
Exploration, evaluation and project expenses	$ 165,695	$ 72,185	$ 471,935	$ 134,585
General and administrative expenses	107,955	80,311	591,495	284,708
Total operating expenses	273,650	152,496	1,063,430	419,293
Net operating loss	(273,650)	(152,496)	(1,063,430)	(419,293)
Other income	1,410	0	34,897	0
Interest expense	(2,005)	(1,529)	(4,981)	(1,907)
Realized gain (loss) on investment	3,621	(12,452)	(3,315)	(12,452)
Unrealized gain (loss) on investment	1,799,203	46,239	2,216,389	(11,585)
Revaluation of warrant liability	(146,815)	(43,763)	171,037	(237,123)
Net income (loss)	$ 1,381,764	$ (164,001)	$ 1,350,597	$ (682,360)
Weighted average common shares outstanding - basic	260,222,238	173,723,633	231,849,856	172,848,616
Weighted average common shares outstanding - diluted	260,222,238	173,723,633	231,849,856	172,848,616
Income per common share - basic	$ 0.01	$ (0.00)	$ 0.01	$ (0.00)
Income per common share - diluted	$ 0.01	$ (0.00)	$ 0.01	$ (0.00)